Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue
Note 4 - Revenue
Polestar Group disaggregates Revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of Revenue and cash flows from these customer contracts as seen in the table below:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Sales of vehicles[1]	2,313,124	2,386,685	1,298,918
Sales of software and performance engineered kits	18,994	21,308	25,881
Sales of carbon credits	1,452	10,984	6,299
Vehicle leasing revenue	17,421	16,719	6,217
Other revenue	17,094	5,122	6,310
Total	$2,368,085	$2,440,818	$1,343,625
1 - Revenue related to sales of vehicles is inclusive of accessory revenue and extended and connected services recognized over time.
For the years ended December 31, 2023, 2022 and 2021, other revenue primarily consisted of license revenue generated from sales-based royalties received from Volvo Cars on sales of parts and accessories for Polestar vehicles and software performance upgrades.
For the year ended December 31, 2023, the Group's largest customer that is not a related party accounted for $372,597 (16%) of Revenue. For the years ended December 31, 2022 and December 31, 2021, no sole customer exceeded 10% of total Revenue. The Group’s two largest customers that are not related parties accounted for $156,400 (6%) and $135,544 (10%) of Revenue respectively, for the years ended December 31, 2022 and December 31, 2021. Refer to Note 27 - Related party transactions for further details on revenue from related parties.
Refund liabilities
For the years ended December 31, 2023, 2022, and 2021, the Group reduced revenue by $119,832, $54,909, and $49,683 for amounts related to variable consideration due to customers or service providers incentivizing contracts with customers, primarily in the form of volume related bonuses or discounts, residual value guarantees, and interest rate subvention schemes. Accruals related to refund liabilities are presented in other current and non-current liabilities. Refer to Note 24 – Other current and non-current liabilities.
Contract liabilities

	Deferred revenue - extended service	Deferred revenue - connected services	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2022	21,830	17,120	16,693	55,643
Provided for during the year	31,580	16,058	18,902	66,540
Settled during the year	—	—	—	—
Released during the year	(12,807)	(2,889)	(22,512)	(38,208)
Effect of foreign currency exchange rate differences	(747)	(1,778)	(48)	(2,573)
Balance as of December 31, 2022	$39,856	$28,511	$13,035	$81,402
of which current	18,043	4,083	10,258	32,384
of which non-current	21,813	24,428	2,777	49,018

Provided for during the year - (Restated)	30,811	14,469	56,022	101,302
Settled during the year	—	—	—	—
Released during the year	(23,917)	(4,973)	(18,704)	(47,594)
Effect of foreign currency exchange rate differences	755	1,558	609	2,922
Balance as of December 31, 2023 - (Restated)	$47,505	$39,565	$50,962	$138,032
of which current - (Restated)	22,150	6,135	46,594	74,879
of which non-current - (Restated)	25,355	33,430	4,368	63,153
As of December 31, 2023, total contract liabilities amounted to $138,032, which was related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue. As of December 31, 2022, the aggregate amount of the transaction price related to sales of vehicles allocated to the remaining performance obligations was $81,402.
Revenue recognized during the year ended December 31, 2023 related to contract liabilities outstanding as of January 1, 2023 was $32,384, and no Revenue was recognized during the period related to performance obligations fully (or partially) satisfied in prior periods. Revenue recognized during the year ended December 31, 2022 related to contract liabilities outstanding as of January 1, 2022 was $27,989, and no Revenue was recognized during the period related to performance obligations fully (or partially) satisfied in prior periods. Revenue recognized during the year ended December 31, 2021 related to contract liabilities outstanding as of January 1, 2021 was $4,648, and no Revenue was recognized during the period related to performance obligation fully or (partially) satisfied in prior periods.